Intangible assets - Goodwill (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible assets and goodwill [abstract]
Banco ABN Amro Real S.A. (Banco Real)	R$ 27,217,565	R$ 27,217,565	R$ 27,217,565
Olé Consignado (Current Company name of Banco Bonsucesso Consignado)	62,800	62,800	62,800
Super Pagamentos e Administração de Meios Eletrônicos Ltda. (Super)	13,050	13,050	13,050
Banco PSA Finance Brasil S.A.	1,557	1,557	1,557
Getnet Adquirência e Serviços para Meios de Pagamento S.A. (Santander Getnet)	1,039,304	1,039,304	1,039,304
Return Capital Serviços de Recuperação de Créditos S.A. (Current Company name of Ipanema Empreendimentos e Participações S.A.)	24,346	27,630	28,120
Santander Brasil Tecnologia S.A.	16,382	16,382
Others			1,860
Total	R$ 28,375,004	R$ 28,378,288	R$ 28,364,256